Subsequent Events - Additional Information (Detail) R$ in Millions, $ in Millions	Jan. 25, 2019 BRL (R$) shares	Jan. 25, 2019 USD ($) shares	Jan. 21, 2019 BRL (R$) shares	Jan. 16, 2019 shares	Oct. 03, 2018 shares	Sep. 17, 2018 shares	Jul. 20, 2018 shares
Subsequent Event [Line Items]
Common stock issued						1,514,299,000	1,514,299,603
Subsequent Event
Subsequent Event [Line Items]
Common stock issued	3,225,806,451	3,225,806,451			112,598,610
Proceeds from issuance of common stock | $		$ 4,000
Compensation for commitments under the Commitment Agreement | $		$ 13
Subsequent Event | Subscription Rights [Member]
Subsequent Event [Line Items]
Common stock issued			91,080,933	1,530,457,356
Proceeds from issuance of common stock | R$			R$ 2,011
Subsequent Event | Commitment Agreement [Member] | Private Placement
Subsequent Event [Line Items]
Common stock issued	1,604,268,162	1,604,268,162
Proceeds from issuance of common stock | R$	R$ 1,989
Subsequent Event | Compensation for commitments under the Commitment Agreement [Member] | Private Placement
Subsequent Event [Line Items]
Common stock issued	272,148,705	272,148,705